Derivative instruments - Gas hedges (Details) - Natural gas swaps $ in Thousands, MMBTU in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) MMBTU	Dec. 31, 2022 USD ($)
Derivative Instruments
Derivative asset | $	$ 13,445	$ 131,804
Credit collateral posted | $		$ 30,400
Notional volume of natural gas derivatives (in MMBTUs)	88.7
2024
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	32.4
2025
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	25.1
2026
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	20.9
2027
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	10.3
2028
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	0.0